1940 Act
Rule 30b2-1
VIA EDGAR

September 8, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Accumulation Account II
File No. 811-22146, CIK 0001418970
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, provided to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSRS with the Securities and Exchange Commission. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	8/25/2015
AllianceBernstein Variable Products Series (VPS) Fund, Inc.	0000825316	8/21/2015
ALPS Variable Investment Trust	0001382990	8/28/2015
Dreyfus Investment Portfolios	0001056707	8/13/2015
Dreyfus Stock Index Fund Inc.	0000846800	8/13/2015
Dreyfus Variable Investment Fund	0000813383	8/13/2015
Franklin Templeton Variable Insurance Products Trust	0000837274	8/28/2015
Janus Aspen Series	0000906185	8/28/2015
Lazard Retirement Series, Inc.	0001033669	9/8/2015
Oppenheimer Variable Account Funds	0000752737	8/26/2015
PIMCO Variable Insurance Trust	0001047304	8/28/2015
Pioneer Variable Contracts Trust	0000930709	8/28/2015
Royce Capital Fund	0001006387	8/28/2015
T. Rowe Price Equity Series, Inc.	0000918294	8/24/2015
T. Rowe Price Fixed Income Series, Inc.	0000920467	8/24/2015
Third Avenue Variable Series Trust	0001089107	8/24/2015
Van Eck VIP Trust	0000811976	9/4/2015
Vanguard Variable Insurance Funds	0000857490	8/28/2015
Variable Insurance Products Fund	0000356494	8/24/2015
Variable Insurance Products Fund II	0000831016	8/24/2015
Variable Insurance Products III	0000927384	8/24/2015
Virtus Variable Insurance Trust	0000792359	9/4/2015
Wanger Advisors Trust	0000929521	9/2/2015

/s/ Lois L. McGuire

Lois L. McGuire

Assistant Vice President

Phoenix Life Insurance Company